13F-HR

                         EMAIL
                         06/30/01

                         0000793022
                         sxotty5@

                         NONE
                         1

                         Pam Holm
                         (713) 961-0462

                         pholm@kingadvisors.com

                         13F-HR
                Form 13F Holdings Report Initial Filing

                                    UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/01

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    King Investment Advisors, Inc.
Address: 1980 Post Oak Boulevard, Suite 2400

          Houston, TX  77056

13F File Number:  28-1717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roger E. King
Title:     President
Phone:     (713) 961-0462

Signature, Place, and Date of Signing:

          ,


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     66

Form13F Information Table Value Total:     855743


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
Ackerley Group Inc          Common              004527107     3703   330370 X                               330370        0        0
Adelphia Comm CL A          Common              006848105    38461   938085 X                               937217        0      868
Alpharma                    Common              020813101    34104  1251525 X                              1250456        0     1070
America First Mortgage      Common              023934102      287    38630 X                                38630        0        0
AOL Time Warner             Common              00184A105      169     3187 X                                 3187        0        0
AT&T Liberty Media          Common              001957307    16177   924955 X                               924955        0        0
Beckman Coulter Inc         Common              075811109      365     8950 X                                 8950        0        0
Boston Scientific           Common              101137107    43859  2579945 X                              2577759        0     2186
Broadwing Inc               Common              111620100    43066  1761385 X                              1760210        0     1175
Burlington Resources        Common              122014103     1302    32745 X                                32528        0      218
Cablevision Rainbow Media   Common              12686C844        4      150 X                                  150        0        0
Cablevision Systems         Common              12686C109    22492   384475 X                               384101        0      375
Cendant Corp                Common              151313103    16040   822540 X                               821394        0     1146
Charter Comm A              Common              16117M107    27448  1175488 X                              1174190        0     1298
Citizens Communication      Common              17453B101    34202  2838330 X                              2836078        0     2252
Collagenex Pharmaceuticals  Common              19419B100      116    14100 X                                14100        0        0
Countrywide Credit Inds     Common              222372104     5114   111475 X                               111475        0        0
Diebold Incorporated        Common              253651103    25181   783238 X                               782435        0      804
Dobson Communications       Common              256069105    42752  2507445 X                              2505106        0     2339
Dollar Thrifty Automotive   Common              256743105    10407   433640 X                               433640        0        0
Elan Corp PLC               Common              284131208    53858   882925 X                               882202        0      723
Elizabeth Arden             Common              28660G106     1504    61600 X                                61600        0        0
Energizer Holdings Inc      Common              29266R108     9945   433335 X                               433335        0        0
Entremed                    Common              29382F103     2651   165711 X                               165711        0        0
Ethan Allen Interiors       Common              297602104     4131   127100 X                               127100        0        0
Fox                         Common              35138T107    23400   838700 X                               837869        0      832
General Motors  Class H     Common              370442832     4754   227910 X                               227910        0        0
GlaxoSmithkline Beecham     Common              832377105      457     8133 X                                 8133        0        0
Global Crossing Ltd         Common              G3921A100     8650  1001123 X                              1000506        0      617
ICN Pharmaceuticals         Common              448924100      779    24570 X                                24570        0        0
Kemet                       Common              488360108     1397    69510 X                                69510        0        0
King Pharmaceuticals Inc    Common              495582108    24468   455210 X                               454665        0      545
Kroger                      Common              201044101     7847   313860 X                               312762        0     1098
Labranche & Co              Common              505447102    15230   525163 X                               524427        0      736
Leap Wireless               Common              521863100     3326   109780 X                               109780        0        0
Lehman Bros Holdings        Common              524908100     4603    59590 X                                59590        0        0
Limited Inc                 Common              532716107    26809  1622792 X                              1621269        0     1523
Manpower                    Common              56418H100     7415   248010 X                               248010        0        0
MBIA Incorporated           Common              55262C100     1393    25012 X                                25012        0        0
Media General               Common              584404107    19499   423890 X                               423481        0      410
Mentor Graphics             Common              587200106     1217    69540 X                                69540        0        0
Metris                      Common              591598107    33156   983575 X                               982747        0      829
Mylan Labs                  Common              628530107    30017  1067095 X                              1066147        0      948
Nextel Comm CL A            Common              628530107    17893  1022436 X                              1022436        0        0
Nextel Partners  CL A       Common              65333F107     6822   439543 X                               439543        0        0
Paxson Communications       Common              704231109     9620   717930 X                               717930        0        0
Primaco AG spon ADR         Common              74154N108      532   129875 X                               129175        0      700
Radiance Medical            Common              750241101     1557   294800 X                               294800        0        0
Riggs National Corp         Common              766570105     4803   282685 X                               281782        0      904
Rural Cellular Corp         Common              781904107    18843   415964 X                               415448        0      517
Shenandoah Comunications    Common              82312B106      152     5200 X                                 5200        0        0
Southwest Gas               Common              844895102     3002   126758 X                               126758        0        0
St. Jude Medical Inc        Common              798049103      309     5150 X                                 5150        0        0
Telephone & Data Systems    Common              879433100    44958   413405 X                               413155        0      250
Three-Five Systems          Common              88554L108     4888   271850 X                               271850        0        0
ToysRUs                     Common              892335100     1429    57725 X                                57725        0        0
United Global               Common              913247508     9300  1075088 X                              1073903        0     1185
Verizon Communications      Common              92343V104     2459    45965 X                                45965        0        0
Vishay                      Common              928298108    11178   486007 X                               485153        0      855
VISX                        Common              92844S105    18242   942726 X                               941806        0      920
Waters Corp                 Common              941848103     1686    61080 X                                61080        0        0
Watson Pharmaceutical Inc   Common              942683103    13372   216931 X                               216561        0      370
Weatherford International   Common              947074100      228     4750 X                                 4750        0        0
Western Wireless Corp Cl A  Common              95988E204    30568   710891 X                               710132        0      759
Wilsons The Leather Expert  Common              972463103     1330    71710 X                                71710        0        0
Young Broadcasting          Common              987434107      817    24320 X                                24320        0        0